Warrants (Details) - Aggregate fair value of such warrants (Warrant [Member])	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Risk-free interest rate	0.05%	0.05%	0.09%	0.08%
Expected remaining term	76 days	51 days	167 days	138 days
Expected volatility	89.00%	94.54%	95.39%	117.58%
Maximum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Risk-free interest rate	1.15%	0.18%	1.36%	0.21%
Expected remaining term	3 years 219 days	1 year 142 days	3 years 292 days	1 year 211 days
Expected volatility	110.83%	128.32%	118.65%	131.42%